Investment Strategy	Mar. 31, 2026
TWEEDY, BROWNE INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in foreign equity securities that Tweedy, Browne Company LLC (the “Adviser” or “Tweedy, Browne”) believes are undervalued but may invest in U.S. securities to a limited extent. The Adviser seeks to construct a diversified portfolio of stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s value investment style derives from the work of the late Benjamin Graham, who is widely considered to be the father of the value investing approach. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with value characteristics. The Adviser considers a company to have value characteristics if, at the time of initial purchase, it demonstrates one or more of the following:

› low price-to-sales ratio as compared to other companies in the same industry;

› low ratio of enterprise value (the sum of the market value of the company’s shares plus interest-bearing debt and preferred stock, net of cash and cash equivalents) to EBITA (earnings before deduction of interest, taxes, and amortization), EBITDA (earnings before deduction of interest, taxes, depreciation and amortization), or after-tax EBITA;

› low stock price in relation to book value;

› low price-to-earnings ratio;

› low price-to-cash-flow ratio;

› above-average dividend yield;

› low financial leverage;

› high returns on invested capital;

› purchases of a company’s own stock by the company’s officers and directors;

› company share repurchases;

› a stock price that has declined significantly from its previous high price; and/or

› small market capitalization.

This policy is not fundamental and may be changed by the Fund’s Board of Directors upon 60 days’ prior written notice to shareholders. The Fund must review its portfolio investments at least quarterly. If, subsequent to an investment, the Fund identifies that the requirements of its 80% policy are no longer met, the Fund will make future investments in a manner that will bring it into compliance with its 80% policy within 90 consecutive days.

The Fund invests primarily in equity securities of foreign issuers, but also invests, on a more limited basis, in U.S. equity securities when opportunities appear attractive. The Fund will generally have some exposure to emerging markets. The Fund is diversified by issuer, industry and country, and maintains investments in a minimum of five countries. Where practicable, in light of operational and regulatory considerations, the Fund seeks to reduce currency risk by hedging its perceived foreign currency exposure back into the U.S. dollar (generally through the use of forward currency contracts) based on the Adviser’s judgment of such exposure after taking into account various factors, such as the sources of the portfolio companies’ earnings and the currencies in which their securities trade. The Fund is designed for long-term value investors who wish to focus their investment exposure for the most part on foreign stock markets of developed countries. The Fund is not appropriate for investors primarily seeking income.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with value characteristics.
TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in foreign equity securities that the Adviser believes are undervalued but may invest in U.S. securities to a limited extent. The Adviser seeks to construct a diversified portfolio of stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s value investment style derives from the work of the late Benjamin Graham, who is widely considered to be the father of the value investing approach. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with value characteristics. The Adviser considers a company to have value characteristics if, at the time of initial purchase, it demonstrates one or more of the following:

› low price-to-sales ratio as compared to other companies in the same industry;

› low ratio of enterprise value (the sum of the market value of the company’s shares plus interest-bearing debt and preferred stock, net of cash and cash equivalents) to EBITA (earnings before deduction of interest, taxes, and amortization), EBITDA (earnings before deduction of interest, taxes, depreciation and amortization), or after-tax EBITA;

› low stock price in relation to book value;

› low price-to-earnings ratio;

› low price-to-cash-flow ratio;

› above-average dividend yield;

› low financial leverage;

› high returns on invested capital;

› purchases of a company’s own stock by the company’s officers and directors;

› company share repurchases;

› a stock price that has declined significantly from its previous high price; and/or

› small market capitalization.

This policy is not fundamental and may be changed by the Fund’s Board of Directors upon 60 days’ prior written notice to shareholders. The Fund must review its portfolio investments at least quarterly. If, subsequent to an investment, the Fund identifies that the requirements of its 80% policy are no longer met, the Fund will make future investments in a manner that will bring it into compliance with its 80% policy within 90 consecutive days.

The Fund invests primarily in equity securities of foreign issuers, but also invests, on a more limited basis, in U.S. equity securities when opportunities appear attractive. The Fund will generally have some exposure to emerging markets. The Fund is diversified by issuer, industry and country, and maintains investments in a minimum of five countries. The Fund generally does not seek to reduce currency risk by hedging its perceived foreign currency exposure back into the U.S. dollar and will be exposed to currency fluctuations. However, the Adviser reserves the right, under circumstances that the Adviser deems to be extraordinary, to hedge all or a portion of the Fund’s currency exposure to a particular emerging market. The Fund is designed for long-term value investors who wish to focus their investment exposure for the most part on foreign stock markets of developed countries, and their associated non-U.S. currencies. The Fund is not appropriate for investors primarily seeking income.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with value characteristics.
TWEEDY, BROWNE VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes are undervalued. The Adviser seeks to construct a diversified portfolio of stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s value investment style derives from the work of the late Benjamin Graham, who is widely considered to be the father of the value investing approach. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with value characteristics. The Adviser considers a company to have value characteristics if, at the time of initial purchase, it demonstrates one or more of the following:

› low price-to-sales ratio as compared to other companies in the same industry;

› low ratio of enterprise value (the sum of the market value of the company’s shares plus interest-bearing debt and preferred stock, net of cash and cash equivalents) to EBITA (earnings before deduction of interest, taxes, and amortization), EBITDA (earnings before deduction of interest, taxes, depreciation and amortization), or after-tax EBITA;

› low stock price in relation to book value;

› low price-to-earnings ratio;

› low price-to-cash-flow ratio;

› above-average dividend yield;

› low financial leverage;

› high returns on invested capital;

› purchases of a company’s own stock by the company’s officers and directors;

› company share repurchases;

› a stock price that has declined significantly from its previous high price; and/or

› small market capitalization.

This policy is not fundamental and may be changed by the Fund’s Board of Directors upon 60 days’ prior written notice to shareholders. The Fund must review its portfolio investments at least quarterly. If, subsequent to an investment, the Fund identifies that the requirements of its 80% policy are no longer met, the Fund will make future investments in a manner that will bring it into compliance with its 80% policy within 90 consecutive days.

The Fund invests primarily in U.S. and foreign equity securities. The Fund is diversified by issuer and industry, and where practicable, in light of operational and regulatory considerations, seeks to reduce currency risk on its foreign investments by hedging its perceived foreign currency exposure back into the U.S. dollar (generally through the use of forward currency contracts) based on the Adviser’s judgment of such exposure after taking into account various factors, such as the sources of the portfolio companies’ earnings and the currencies in which their securities trade. The Fund is designed for long-term value investors who wish to focus their investment exposure for the most part on equity securities that are economically tied to the U.S. stock market and foreign stock markets of developed countries. The Fund will generally have some exposure to emerging markets. The Fund is not appropriate for investors primarily seeking income.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with value characteristics.
TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in U.S. and foreign equity securities that have a buyback yield, which is the percentage reduction in the company’s shares outstanding, or a dividend yield, or both, and also appear to be undervalued – including undervaluation based on proprietary combinations of various numerical investment characteristics, a value score, and qualitative assessments.

In addition to the return provided by a dividend yield, share buybacks at attractive prices may offer the prospect of enhancing per share valuations and future returns for shareholders who continue to remain as owners of the particular companies that engage in such “shareholder friendly” actions. Share buybacks may also signal management’s belief that the particular company’s shares are undervalued. In some instances, corporate insiders may be purchasing their own company’s shares, which the Adviser believes may also signal an insider’s belief that the particular company’s shares are undervalued.

The Fund’s investments may include securities that the Adviser believes have attractive shareholder yields at the time of purchase. “Shareholder yield” is the sum of a company’s dividend yield, its “buyback yield” (when a company buys back shares, remaining shareholders may benefit, as their proportionate ownership of the company increases), and its “net debt paydown yield” (prudent reductions in outstanding debt can increase the value of each share of the company).

The Adviser seeks to construct a diversified portfolio of stocks from a variety of industries and countries, including emerging market countries. While the Fund is likely to have a substantial portion of its assets invested in US companies, country allocations will ultimately be dependent on the buybacks and/or dividends plus value opportunity set available to the Adviser. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s value investment style derives from the work of the late Benjamin Graham, who is widely considered to be the father of the value investing approach. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with value characteristics. The Adviser considers a company to have value characteristics if, at the time of initial purchase, it demonstrates one or more of the following:

› low price-to-sales ratio as compared to other companies in the same industry;

› low ratio of enterprise value (the sum of the market value of the company’s shares plus interest-bearing debt, preferred stock and minority interest, net of cash and cash equivalents) to EBITA (earnings before deduction of interest, taxes, and amortization), EBITDA (earnings before deduction of interest, taxes, depreciation and amortization), or after-tax EBITA;

› low stock price in relation to book value;

› low price-to-earnings ratio;

› low price-to-cash-flow ratio;

› above-average dividend yield;

› low financial leverage;

› high returns on invested capital;

› purchases of a company’s own stock by the company’s officers and directors;

› company share repurchases (i.e., buybacks);

› a stock price that has declined significantly from its previous high price; and/or

› small market capitalization.

This policy is not fundamental and may be changed by the Fund's Board of Directors upon 60 days' prior written notice to shareholders. The Fund must review its portfolio investments at least quarterly. If, subsequent to an investment, the Fund identifies that the requirements of its 80% policy are no longer met, the Fund will make future investments in a manner that will bring it into compliance with its 80% policy within 90 consecutive days.

The Fund has chosen generally not to hedge its perceived foreign currency exposure back into the U.S. dollar. The Fund is designed for long-term investors who wish to focus their investment exposure for the most part on equity securities that have a buyback yield, dividend yield or both and that are economically linked to the stock markets of the U.S. and of foreign developed countries. It is also intended for investors who prefer generally not to have their non-U.S. currency exposure hedged back into the U.S. dollar. The Fund is not appropriate for investors primarily seeking current income.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with value characteristics.